Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005435 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005435 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005435 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005435 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005435 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005435 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005435 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005435 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005435 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005435 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000005435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005435 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005435 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005435 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012104 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012104 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012104 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012104 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012104 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012104 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012104 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012104 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012104 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012104 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000012104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000012104 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000012104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012104 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166314 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166314 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166314 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166314 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166314 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166314 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166314 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166314 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166314 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166314 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000166314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000166314 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000166314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000166314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166314 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166314 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166314 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225815 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000225815 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225815 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225815 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225815 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225815 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225815 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225815 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225815 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225815 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000225815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000225815 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000225815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000225815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225815 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%